ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BALANCED FUND
Unaudited		September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 64.8%
CONSUMER DISCRETIONARY 6.7%
Auto Components 0.1%
Aisin Seiki (JPY)	38,600	1,537
GKN (GBP)	222,107	1,603
Koito Manufacturing (JPY) (1)	106,000	1,288
		4,428
Automobiles 0.6%
Bayerische Motoren Werke (EUR)	76,954	4,949
General Motors (1)	133,781	4,910
Honda (JPY)	50,000	1,674
Honda, ADR (1)	42,000	1,401
Piaggio & C S.p.A. (EUR) (1)	273,200	1,107
Toyota Motor (JPY) (1)	106,300	6,251
		20,292
Distributors 0.2%
Genuine Parts	83,858	4,193
Jardine Cycle & Carriage (SGD)	110,000	1,371
Pacific Brands (AUD)	357,848	982
		6,546
Hotels, Restaurants & Leisure 0.7%
Carnival	147,883	7,162
Hilton	102,318	4,757
McDonald's	159,803	8,704
Starbucks (2)	40,300	1,056
		21,679
Household Durables 0.5%
Alpine Electronics (JPY)	18,600	273
Fortune Brands (1)	40,920	3,335
Makita (JPY)	31,600	1,381
Persimmon (GBP)	83,838	1,648
Philips Electronics (EUR)	70,700	3,182
Sony (JPY)	84,600	4,087
TomTom (EUR) (1)(2)	34,199	2,651
		16,557
Internet & Catalog Retail 0.1%
Liberty Media Interactive, Class A (1)(2)	132,475	2,545
		2,545
Leisure Equipment & Products 0.2%
Hasbro (1)	81,811	2,281
Nikon (JPY) (1)	104,000	3,563
		5,844
Media 2.3%
Aegis Group (GBP)	725,487	1,849
CBS, Class A	4,075	128
Citadel Broadcasting (1)	28,489	119
Clear Channel Communications	102,312	3,831
Comcast, Class A (1)(2)	526,146	12,722
Discovery Holding, Series A (2)	20,000	577
Disney	370,981	12,758
EchoStar Communications, Class A (2)	96,300	4,508
Gannett	28,235	1,234
Grupo PRISA (EUR) (1)	111,290	2,192
Idearc (1)	18,244	574
Informa (GBP)	120,378	1,228
Liberty Media Capital, Class A (2)	26,495	3,307
Live Nation (1)(2)	12,789	272
McGraw-Hill	146,922	7,480
Omnicom	84,044	4,042
SanomaWSOY (EUR) (1)	65,790	2,040
Television Broadcasts (HKD)	206,000	1,238
Time Warner	296,156	5,437
Tribune (1)	17,318	473
Viacom, Class A (1)(2)	4,075	159
Viacom, Class B (2)	155,278	6,051
WPP Group (GBP)	60,294	814
WPP Group, ADR (1)	8,200	554
		73,587
Multiline Retail 1.1%
Harvey Norman Holdings (AUD)	573,863	3,028
Kohl's (2)	150,000	8,599
Lotte Shopping, GDR (3)	52,400	1,104
PPR (EUR)	17,600	3,302
Target	330,590	21,016
		37,049
Specialty Retail 0.7%
Aoyama Trading (JPY)	20,000	507
CarMax (1)(2)	110,384	2,244
DSG International (GBP)	405,098	1,115
Esprit Holdings (HKD)	174,100	2,767
GAP	212,030	3,910
Home Depot	68,128	2,210
Inditex (EUR)	31,300	2,104
RadioShack (1)	81,824	1,690
Staples	81,577	1,753
TJX	148,078	4,305
		22,605
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR) (1)	45,940	3,005
Benetton Group (EUR)	188,300	3,186
		6,191

Total Consumer Discretionary		217,323
CONSUMER STAPLES 5.7%

Beverages 1.3%
Anheuser-Busch	100,360	5,017
Cia Cervecerias Unidas, ADR	35,400	1,363
Coca-Cola	234,560	13,480
Lion Nathan (AUD)	183,700	1,501
PepsiCo	178,379	13,068
Pernod-Ricard (EUR) (1)	27,406	5,964
Takara Holdings (JPY) (1)	214,000	1,253
		41,646
Food & Staples Retailing 1.8%
Costco Wholesale	121,864	7,479
CVS Caremark	202,278	8,016
Kroger	228,024	6,503
Seven & I (JPY)	76,500	1,961
Sysco	128,867	4,587
Tesco (GBP)	783,850	7,020
Wal-Mart	370,775	16,184
Walgreen	106,038	5,009
		56,759
Food Products 1.0%
Associated British Foods (GBP)	164,492	2,685
Campbell Soup	82,850	3,066
General Mills	74,159	4,302
Goodman Fielder (AUD)	1,020,111	2,330
Kraft Foods, Class A	113,834	3,928
Nestle (CHF)	28,316	12,687
Unilever (GBP)	82,039	2,584
		31,582
Household Products 1.2%
Colgate-Palmolive	68,822	4,908
Kimberly-Clark	77,105	5,417
Procter & Gamble	386,941	27,218
		37,543
Personal Products 0.1%
Kobayashi Pharmaceutical (JPY) (1)	24,900	881
L'Oreal (EUR) (1)	31,600	4,134
		5,015
Tobacco 0.3%
Altria Group	164,495	11,438
		11,438

Total Consumer Staples		183,983

ENERGY 7.2%

Energy Equipment & Services 1.9%
Baker Hughes	81,906	7,402
BJ Services (1)	201,460	5,349
Boart Longyear (AUD) (2)	639,017	1,346
FMC Technologies (2)	147,894	8,527
Grant Prideco (2)	56,100	3,059
Halliburton	114,244	4,387
Saipem (EUR)	123,433	5,252
Schlumberger	210,046	22,055
Technip (EUR)	40,498	3,611
TGS-NOPEC Geophysical (NOK) (1)(2)	88,100	1,799
Transocean (2)	2	—
		62,787
Oil, Gas & Consumable Fuels 5.3%
BP, ADR (1)	257,364	17,848
BP (GBP)	352,490	4,078
Chevron	227,489	21,288
ConocoPhillips	102,358	8,984
Eni S.p.A. (EUR)	120,187	4,442
ExxonMobil	701,353	64,917
Murphy Oil (1)	204,660	14,304
Nippon Mining (JPY)	132,000	1,321
Royal Dutch Shell, ADR, B Shares	105,477	8,660
Royal Dutch Shell, B Shares (GBP)	43,248	1,774
Spectra Energy	156,701	3,836
StatoilHydro (NOK) (1)	300,000	10,186
Total (EUR)	102,966	8,349
		169,987

Total Energy		232,774
FINANCIALS 12.8%

Capital Markets 2.5%
Ameriprise Financial	36,006	2,272
Bank of New York Mellon	176,543	7,793
Close Brothers Group (GBP)	66,814	1,107
Franklin Resources	100,238	12,780
Goldman Sachs	80,495	17,447
Lehman Brothers	102,286	6,314
Macquarie Bank (AUD)	31,300	2,339
Morgan Stanley	209,247	13,183
State Street	200,485	13,665
UBS (CHF)	83,587	4,483
		81,383
Commercial Banks 3.5%
Allied Irish Banks (EUR)	161,810	3,912
Anglo Irish Bank (EUR)	145,500	2,744
Australia & New Zealand Banking (AUD)	141,549	3,722
Australia & New Zealand Banking, ADR (1)	20,200	2,619
Banco Popolare S.p.A. (EUR) (2)	104,681	2,339
Banco Santander (EUR)	149,923	2,906
BNP Paribas (EUR)	51,765	5,649
Danske Bank (DKK)	86,500	3,502
DBS Group (SGD)	310,000	4,511
Fifth Third Bancorp (1)	96,800	3,279
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	472,688	1,872
HSBC (GBP)	250,400	4,618
Hypo Real Estate Holding (EUR) (1)	42,507	2,411
Intesa Sanpaolo (EUR)	624,694	4,810
KBC (EUR)	20,828	2,858
Mitsubishi UFJ Financial (JPY)	253	2,297
Nordea Bank (SEK)	256,668	4,451
Royal Bank of Scotland (GBP)	817,096	8,746
Societe Generale (EUR) (1)	19,423	3,250
Standard Chartered (GBP)	115,433	3,765
Sumitomo Trust and Banking Company (JPY)	655,000	4,937
Svenska Handelsbanken, Class A (SEK)	113,534	3,506
Swedbank (SEK)	53,958	1,796
The Bank of Yokohama (JPY)	336,000	2,311
U.S. Bancorp (1)	491,457	15,987
Wachovia	230,724	11,571
		114,369
Consumer Finance 0.4%
American Express	180,031	10,689
Discover Financial (2)	104,623	2,176
		12,865
Diversified Financial Services 2.5%
Babcock & Brown (AUD)	94,078	2,288
Bank of America	515,699	25,924
Citigroup	736,283	34,362
ING Groep, GDS (EUR)	60,900	2,696
JPMorgan Chase	300,611	13,774
		79,044
Insurance 2.7%
Allianz SE (EUR)	14,700	3,425
American International Group	384,380	26,003
Aviva (GBP)	244,602	3,670
AXA (EUR) (1)	171,027	7,632
Genworth Financial, Class A	249,954	7,681
Marsh & McLennan (1)	114,084	2,909
Milano Assicurazioni (EUR) (1)	188,212	1,571
Munich Re (EUR)	16,400	3,143
Prudential Financial	65,449	6,387
QBE Insurance (AUD)	133,548	3,996
Suncorp-Metway (AUD)	192,267	3,455
T&D Holdings (JPY)	32,600	1,999
The Travelers Companies	251,126	12,642
Unum Group	150,000	3,671
		88,184
Real Estate Investment Trusts (REITs) 0.5%
Centro Shopping America, REIT (AUD)	1,487,209	1,396
Mirvac Group (AUD)	293,511	1,416
ProLogis, REIT	180,450	11,973
		14,785
Real Estate Management & Development 0.2%
China Overseas Land & Investment (HKD)	1,868,000	4,280
China Overseas Land & Investment, Warrants, 8/27/08 (HKD) (2)	155,666	128
Deutsche EuroShop (EUR)	50,260	1,851
Goldcrest Company (JPY)	24,220	1,109
		7,368
Thrifts & Mortgage Finance 0.5%
Atrium (JPY)	51,400	1,409
Bradford Bingley (GBP)	190,577	1,177
Countrywide Financial (1)	159,359	3,029
Fannie Mae	88,886	5,405
Freddie Mac	55,444	3,272
Radian (1)	30	1
		14,293

Total Financials		412,291

HEALTH CARE 6.3%

Biotechnology 0.5%
Amgen (2)	133,981	7,579
CSL Limited (AUD)	55,003	5,225
Gilead Sciences (2)	100,000	4,087
		16,891
Health Care Equipment & Supplies 1.0%
Baxter International	114,047	6,419
Becton, Dickinson	61,382	5,036
Boston Scientific (2)	274,535	3,830
Covidien (2)	92,863	3,854
Elekta, B Shares (SEK) (1)	110,000	1,784
Medtronic	143,566	8,098
Terumo (JPY)	35,400	1,781
		30,802
Health Care Providers & Services 1.4%
Aetna	137,082	7,439
Cardinal Health	99,073	6,195
CIGNA	90,000	4,796
Health Management (1)	83,114	577
Medco Health Solutions (2)	59,990	5,423
UnitedHealth Group	402,178	19,477
		43,907
Pharmaceuticals 3.4%
Abbott Laboratories	144,928	7,771
Bristol-Myers Squibb	158,281	4,562
Eisai (JPY) (1)	30,600	1,441
Eli Lilly	102,292	5,823
Forest Laboratories (2)	51,118	1,906
GlaxoSmithKline (GBP)	64,784	1,713
GlaxoSmithKline, ADR (1)	230,379	12,256
Johnson & Johnson	259,492	17,049
Merck	200,536	10,366
Novartis, Regulation D Shares (CHF)	137,379	7,562
Pfizer	600,261	14,664
Sanofi-Aventis (EUR) (1)	79,317	6,698
Schering-Plough	204,560	6,470
Takeda Pharmaceutical (JPY)	43,700	3,062
Wyeth	215,658	9,608
		110,951

Total Health Care		202,551
INDUSTRIALS & BUSINESS SERVICES 8.9%

Aerospace & Defense 1.8%
Boeing	98,104	10,300
Finmeccanica S.p.A. (EUR)	108,054	3,139
General Dynamics	90,000	7,602
Honeywell International	181,969	10,822
Lockheed Martin	138,878	15,067
Rolls-Royce (GBP) (2)	187,243	1,995
United Technologies	98,992	7,967
		56,892
Air Freight & Logistics 0.3%
Panalpina Welttransport Holding (CHF)	15,810	2,628
UPS, Class B	94,071	7,065
Yusen Air & Sea Service (JPY) (1)	61,000	1,251
		10,944
Airlines 0.3%
All Nippon Airways (JPY)	325,000	1,263
British Airways (GBP) (2)	138,732	1,084
Gol Linhas Aereas Intel, ADR (1)	52,900	1,270
Southwest Airlines	506,100	7,490
		11,107
Building Products 0.1%
JS Group (JPY)	51,100	886
Masco	102,091	2,365
Nichias (JPY)	141,000	1,434
		4,685
Commercial Services & Supplies 0.3%
Nissha Printing (JPY)	43,300	1,254
Waste Management	180,333	6,806
		8,060
Construction & Engineering 0.2%
Acciona (EUR)	23,091	6,262
Carillion (GBP)	213,900	1,668
		7,930
Electrical Equipment 0.2%
ABB (CHF)	71,600	1,881
Mitsubishi Electric (JPY)	264,000	3,297
		5,178
Industrial Conglomerates 2.6%
DCC (EUR)	135,449	3,987
GE	1,576,171	65,253
Hutchison Whampoa (HKD)	228,000	2,443
Orkla (NOK)	185,000	3,292
Sembcorp (SGD)	1,002,060	4,355
Tomkins (GBP)	182,302	845
Tyco International	92,863	4,117
		84,292
Machinery 2.1%
Atlas Copco, A Shares (SEK)	152,400	2,624
Atlas Copco, B Shares (SEK)	35,600	566
Cargotec (EUR) (1)	62,500	3,063
Caterpillar	76,195	5,976
Danaher	196,618	16,262
Deere	134,575	19,973
Fanuc (JPY)	26,800	2,722
Illinois Tool Works	78,800	4,700
ITT	78,944	5,363
NSK (JPY) (1)	162,000	1,416
Toshiba Machine (JPY)	143,000	1,062
Volvo, B Shares (SEK)	171,000	2,964
		66,691
Marine 0.1%
Nippon Yusen Kabushiki Kaish (JPY) (1)	191,000	1,859
		1,859
Road & Rail 0.7%
Arriva (GBP)	99,226	1,563
CSX	142,116	6,073
Landstar Systems	163,630	6,867
Union Pacific	80,825	9,138
		23,641
Trading Companies & Distributors 0.2%
Mitsui (JPY)	162,000	3,920
Sumitomo (JPY)	135,500	2,609
		6,529
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	194,369	905
		905

Total Industrials & Business Services		288,713
INFORMATION TECHNOLOGY 8.0%

Communications Equipment 1.5%
Alcatel-Lucent (EUR)	206,600	2,115
Cisco Systems (2)	433,375	14,349
Corning	200,000	4,930
Juniper Networks (2)	200,000	7,322
Motorola	284,971	5,281
Nokia (EUR)	261,859	9,928
Qualcomm	89,995	3,803
		47,728
Computers & Peripherals 1.4%
Acer (TWD)	838,102	1,477
Dell (2)	385,760	10,647
Hewlett-Packard	302,521	15,062
IBM (1)	147,404	17,364
Wacom (JPY) (1)	434	896
		45,446
Electronic Equipment & Instruments 0.6%
Flextronics (2)	184,057	2,058
Hamamatsu Photonics (JPY) (1)	78,500	2,260
HOYA (JPY)	36,100	1,227
Jabil Circuit	124,552	2,845
Star Micronics (JPY)	73,600	2,273
Tyco Electronics	192,863	6,833
Venture (SGD)	70,000	778
		18,274
Internet Software & Services 0.1%
VeriSign (1)(2)	132,943	4,485
		4,485
IT Services 0.7%
Accenture, Class A	65,800	2,648
Automatic Data Processing	134,574	6,181
Broadridge Financial Solutions	33,643	638
DST Systems (1)(2)	51,144	4,389
Fidelity National Information	8,900	395
LogicaCMG (GBP)	350,050	1,079
NS Solutions (JPY)	38,100	1,051
Ordina (EUR) (1)	89,000	1,643
Paychex	96,709	3,965
Western Union	25,000	524
		22,513
Office Electronics 0.1%
Canon (JPY)	77,600	4,220
Neopost (EUR)	7,000	985
		5,205
Semiconductor & Semiconductor Equipment 1.6%
Altera (1)	155,464	3,744
Analog Devices	152,395	5,511
Applied Materials	163,675	3,388
ASML (EUR) (2)	170,200	5,627
Intel	519,954	13,446
KLA-Tencor (1)	61,363	3,423
Linear Technology (1)	168,022	5,879
Maxim Integrated Products	114,055	3,347
Texas Instruments	102,251	3,741
Tokyo Electron (JPY) (1)	34,700	2,191
Xilinx (1)	51,566	1,348
		51,645
Software 2.0%
Adobe Systems (2)	204,546	8,931
Electronic Arts (2)	30,680	1,718
Intuit (2)	200,000	6,060
Microsoft	1,071,528	31,567
Oracle (2)	743,158	16,089
		64,365

Total Information Technology		259,661
MATERIALS 3.4%

Chemicals 1.2%
Asahi Kasei (JPY)	187,000	1,505
BASF (EUR) (1)	29,107	4,015
Chemtura	55,580	494
Dow Chemical	91,111	3,923
DuPont	147,018	7,286
Mitsubishi Gas Chemical (JPY) (1)	247,000	2,282
Potash Corp. of Saskatchewan	157,196	16,616
Tosoh (JPY) (1)	232,000	1,499
Wacker Chemie (EUR)	7,200	1,689
		39,309
Construction Materials 0.2%
Boral (AUD)	202,385	1,288
Cemex S.A.B. de C.V., Equity Units (MXN)	298,500	892
Holcim (CHF)	29,225	3,220
		5,400
Metals & Mining 1.7%
Alcoa	171,800	6,721
Barrick Gold	100,000	4,028
Freeport-McMoRan Copper & Gold	100,000	10,489
Nippon Steel (JPY) (1)	532,000	3,816
Nucor	120,000	7,136
Rio Tinto (AUD)	84,430	8,089
SSAB Svenskt Stal, Series A (SEK)	187,053	6,889
Teck Cominco, Class B (CAD)	61,000	2,891
ThyssenKrupp (EUR)	52,622	3,342
		53,401
Paper & Forest Products 0.3%
Domtar (2)	12,559	103
International Paper	253,670	9,099
Weyerhaeuser	11,573	837
		10,039

Total Materials		108,149
TELECOMMUNICATION SERVICES 3.1%

Diversified Telecommunication Services 2.3%
AT&T	558,362	23,624
Embarq	11,686	650
France Telecom (EUR)	63,000	2,104
Telefonica (EUR)	351,020	9,799
Telenor ASA (NOK)	183,800	3,668
Telstra (AUD)	569,162	2,197
Telus (CAD)	120,800	6,971
Telus, (Non-Voting Shares)	143,336	8,048
Verizon Communications	364,889	16,157
Windstream (1)	145,925	2,061
		75,279
Wireless Telecommunication Services 0.8%
America Movil, ADR	49,500	3,168
Bouygues (EUR) (1)	60,062	5,167
KDDI (JPY)	356	2,631
Sprint Nextel	233,738	4,441
StarHub (SGD)	917,450	1,916
Vodafone (GBP)	197,406	710
Vodafone, ADR	206,937	7,512
		25,545
Total Telecommunication Services		100,824
UTILITIES 2.7%
Electric Utilities 1.8%
Duke Energy	313,403	5,858
E.ON AG (EUR) (1)	69,866	12,882
Entergy	83,277	9,018
Exelon	257,980	19,442
FirstEnergy	142,204	9,007
Pinnacle West Capital (1)	51,148	2,021
Power Grid Corporation of India (INR) (2)	12,486	16
		58,244
Gas Utilities 0.2%
Hong Kong & China Gas (HKD) (1)	1,388,000	3,241
Osaka Gas (JPY)	746,000	2,607
		5,848
Independent Power Producers & Energy Traders 0.4%
Dynegy, Class A (2)	1,160	11
TXU	213,000	14,584
		14,595
Multi-Utilities 0.3%
AEM S.p.A. (EUR) (1)	265,965	993
Centrica (GBP)	596,800	4,630
NiSource	153,431	2,936
		8,559
Total Utilities		87,246

Total Common Stocks (Cost $1,185,141)		2,093,515
PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	42,700	3,314
Total Preferred Stocks (Cost $3,383)		3,314

CORPORATE BONDS 6.8%
Abbey National, 7.95%, 10/26/29	1,000,000	1,218
ACE INA Holdings, 5.875%, 6/15/14	1,000,000	1,002
Alabama Power, 3.125%, 5/1/08	500,000	494
Alabama Power, 5.375%, 10/1/08	500,000	500
Allstate, 5.55%, 5/9/35	1,000,000	904
AMB Property, 5.90%, 8/15/13	395,000	403
Amerada Hess, 7.875%, 10/1/29	1,000,000	1,149
America Movil, 4.125%, 3/1/09	575,000	568
America Movil, 5.50%, 3/1/14	1,545,000	1,523
America Movil, 6.375%, 3/1/35	1,000,000	975
American Electric Power, 5.375%, 3/15/10	1,180,000	1,185
American General Finance, 5.40%, 12/1/15	1,000,000	951
Ameriprise Financial, 5.35%, 11/15/10	425,000	427
Archstone Smith Operating Trust, 5.625%, 8/15/14	1,000,000	989
Arden Realty, 5.25%, 3/1/15	225,000	218
Associates Corp. of North America, 6.95%, 11/1/18	100,000	108
AT&T, 5.10%, 9/15/14	2,100,000	2,037
AT&T, 5.625%, 6/15/16	1,000,000	994
AT&T, 6.45%, 6/15/34	1,000,000	1,019
AT&T Broadband, 8.375%, 3/15/13	2,275,000	2,553
AT&T Wireless, 8.125%, 5/1/12	1,000,000	1,111
Atmos Energy, 4.00%, 10/15/09	1,000,000	979
AvalonBay Communities, 5.75%, 9/15/16	530,000	516
Bank of America, 3.25%, 8/15/08	500,000	490
Bank of America, 6.00%, 9/1/17	600,000	612
Bank of America Capital Trust, 5.625%, 3/8/35	1,000,000	885
Barrick Gold, 5.80%, 11/15/34	1,650,000	1,546
BB&T, 4.75%, 10/1/12	935,000	915
Bear Stearns Companies, 2.875%, 7/2/08	500,000	491
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	116
BHP Finance, 4.80%, 4/15/13	255,000	246
BHP Finance, 5.00%, 12/15/10	1,000,000	1,002
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,327
Boeing Capital, 6.10%, 3/1/11 (1)	1,000,000	1,031
Boston Properties, 5.00%, 6/1/15	100,000	94
British Sky Broadcasting, 8.20%, 7/15/09	1,000,000	1,051
British Telecommunications, VR, 8.625%, 12/15/10	1,000,000	1,100
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,066
Burlington Northern Railroad, ETC, 7.33%, 6/23/10	237,856	245
Burlington Northern Santa Fe, 5.65%, 5/1/17	460,000	450
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	632
Camden Property Trust, 4.375%, 1/15/10	1,000,000	981
Canadian National Railway, 4.25%, 8/1/09	500,000	494
Canadian Natural Resources, 6.25%, 3/15/38	1,400,000	1,351
Canadian Natural Resources, 6.45%, 6/30/33	500,000	498
Capital One, 6.745%, 2/17/37	1,000,000	902
Capital One Bank, 6.50%, 6/13/13	475,000	484
Cardinal Health, 5.80%, 10/15/16 (3)	1,000,000	991
Caterpillar, 6.05%, 8/15/36	100,000	100
Caterpillar Financial Services, 3.45%, 1/15/09	1,360,000	1,336
Caterpillar Financial Services, 5.05%, 12/1/10 (1)	1,000,000	1,001
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,017
Centex, 5.45%, 8/15/12	1,000,000	894
CIT Group, 4.00%, 5/8/08 (1)	100,000	98
CIT Group, 5.00%, 2/1/15	900,000	809
CIT Group, 5.40%, 1/30/16	985,000	897
Citigroup, 5.50%, 8/27/12 (1)	1,000,000	1,015
Citigroup, 6.625%, 6/15/32	3,000,000	3,147
Consolidated Edison, 4.875%, 2/1/13	1,800,000	1,749
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,417
Consumers Energy, 4.00%, 5/15/10	1,000,000	977
Coors Brewing, 6.375%, 5/15/12	65,000	68
Costco Wholesale, 5.30%, 3/15/12	600,000	605
Countrywide Financial, 6.25%, 5/15/16 (1)	708,000	632
Cox Communications, 7.125%, 10/1/12	1,850,000	1,959
Credit Agricole SA, 6.637%, 5/29/49 (3)	1,000,000	933
Credit Suisse First Boston (USA), 7.125%, 7/15/32	1,250,000	1,386
Credit Suisse Guernsey, 5.86%, 5/29/49	1,500,000	1,419
CRH America, 6.40%, 10/15/33	465,000	430
CVS, 4.00%, 9/15/09	500,000	489
D.R. Horton, 6.50%, 4/15/16	1,650,000	1,436
DaimlerChrysler, 4.05%, 6/4/08	600,000	593
Delhaize Group, 6.50%, 6/15/17 (3)	400,000	415
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	977
Devon Financing, 6.875%, 9/30/11	1,000,000	1,055
Dow Chemical, 5.97%, 1/15/09	740,000	749
Du Pont El De Nemours, 5.25%, 12/15/16	1,100,000	1,064
Duke Capital, 6.75%, 7/15/18	1,000,000	1,025
Duke Capital, 7.50%, 10/1/09	1,000,000	1,044
Dun & Bradstreet, 5.50%, 3/15/11	1,000,000	1,003
Emerson Electric, 4.50%, 5/1/13	1,480,000	1,423
Enbridge, 4.90%, 3/1/15	500,000	465
Enbridge, 5.80%, 6/15/14 (1)	870,000	867
Energy East, 6.75%, 9/15/33	1,000,000	1,033
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	977
Enterprise Products Operations, 6.30%, 9/15/17	195,000	196
ERAC USA Finance Company, 8.00%, 1/15/11 (3)	1,000,000	1,079
ERP Operating LP, 6.95%, 3/2/11	1,460,000	1,516
Exelon Generation, 6.95%, 6/15/11	2,075,000	2,175
Federal Express, 5.50%, 8/15/09	325,000	328
Florida Power & Light, 6.20%, 6/1/36	500,000	510
GATX, 5.50%, 2/15/12	325,000	321
GE Global Insurance, 7.75%, 6/15/30	100,000	116
General Mills, 5.70%, 2/15/17	900,000	888
Genworth Financial, 6.50%, 6/15/34	520,000	511
Goldman Sachs, 3.875%, 1/15/09	500,000	493
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,166
Goldman Sachs Capital I, 6.345%, 2/15/34	2,900,000	2,695
Halliburton, 5.50%, 10/15/10	1,000,000	1,012
Harrah's Operating, 5.50%, 7/1/10	1,250,000	1,197
Hartford Financial Services Group, 5.375%, 3/15/17	845,000	814
Hewlett-Packard, 5.40%, 3/1/17	725,000	716
Home Depot, 5.40%, 3/1/16	1,025,000	961
Hospira, 4.95%, 6/15/09	750,000	746
Household Finance, 5.875%, 2/1/09	500,000	505
HSBC Bank USA, 3.875%, 9/15/09	100,000	98
HSBC Bank USA, 5.875%, 11/1/34	1,950,000	1,854
Hutchison Whampoa International, 6.50%, 2/13/13 (3)	1,100,000	1,149
IBM, 5.375%, 2/1/09	500,000	503
IBM, 6.50%, 1/15/28	100,000	104
ING Capital Funding Trust III, 8.439%, 12/31/49	1,000,000	1,081
International Lease Finance, 4.875%, 9/1/10	2,500,000	2,476
International Lease Finance, 6.375%, 3/15/09	550,000	559
J.C. Penney, 7.125%, 11/15/23	1,500,000	1,572
J.C. Penney, 7.375%, 8/15/08	500,000	507
J.C. Penney, 9.00%, 8/1/12	1,000,000	1,132
Jefferies Group, 5.875%, 6/8/14	390,000	385
Jefferies Group, 6.25%, 1/15/36	1,250,000	1,132
Jersey Central Power and Light, 5.65%, 6/1/17 (3)	1,100,000	1,068
John Deere Capital, 4.375%, 3/14/08	1,000,000	996
John Deere Capital, 4.625%, 4/15/09	1,000,000	994
John Deere Capital, 5.35%, 1/17/12	1,000,000	1,007
John Hancock Financial Services, 5.625%, 12/1/08	500,000	504
JPMorgan Chase, 4.875%, 3/15/14	2,800,000	2,686
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,208
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,150,000	1,067
Kinder Morgan, 7.25%, 3/1/28	100,000	93
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	909
Lehman Brothers, 3.95%, 11/10/09	1,000,000	973
Lehman Brothers, 4.80%, 3/13/14	1,525,000	1,428
Lennar, 5.60%, 5/31/15	1,500,000	1,271
Lennar, 7.625%, 3/1/09	575,000	571
Lowes, 5.50%, 10/15/35	800,000	706
Lubrizol, 4.625%, 10/1/09	575,000	568
Lubrizol, 5.50%, 10/1/14	1,000,000	965
Manufacturers & Traders Trust, 5.585%, 12/28/20	1,834,000	1,770
Merrill Lynch, 4.125%, 1/15/09	500,000	494
Merrill Lynch, 6.11%, 1/29/37	900,000	843
Merrill Lynch, 6.50%, 7/15/18	1,000,000	1,038
Merrill Lynch, 6.75%, 6/1/28	700,000	703
MetLife, 6.40%, 12/15/36	1,000,000	949
MidAmerican Energy, 6.125%, 4/1/36	820,000	800
Morgan Stanley, 6.25%, 8/9/26	755,000	746
Morgan Stanley, 6.75%, 4/15/11	100,000	105
Motorola, 8.00%, 11/1/11	350,000	381
National City, 5.75%, 2/1/09	500,000	503
National Semiconductor, 6.15%, 6/15/12	1,000,000	1,011
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	111
Newmont Mining, 5.875%, 4/1/35	350,000	307
News America, 6.15%, 3/1/37	1,500,000	1,399
News America, 6.20%, 12/15/34	500,000	470
News America Holdings, 9.25%, 2/1/13	590,000	683
Noram Energy, 6.50%, 2/1/08	521,000	521
Norfolk Southern, 7.80%, 5/15/27	19,000	22
Northrop Grumman, 7.125%, 2/15/11	750,000	794
NYNEX, 9.55%, 5/1/10	248,320	260
Oracle, 5.00%, 1/15/11	1,300,000	1,299
Pacific Gas & Electric, 3.60%, 3/1/09	1,000,000	979
Pacific Gas & Electric, 4.80%, 3/1/14	1,000,000	943
PacifiCorp, 5.25%, 6/15/35	1,000,000	871
Panhandle Eastern Pipeline, 4.80%, 8/15/08	835,000	830
Petro-Canada, 5.95%, 5/15/35	1,000,000	944
PNC Bank, 5.125%, 12/14/10	1,075,000	1,071
PNC Funding, 5.25%, 11/15/15	1,000,000	961
PPL Capital Funding, 4.33%, 3/1/09	463,000	458
PPL Energy Supply, 6.40%, 11/1/11	940,000	971
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	1,050,000	1,107
Progress Energy, 5.625%, 1/15/16	1,300,000	1,266
Prudential Financial, 5.40%, 6/13/35	1,000,000	885
Prudential Financial, 6.10%, 6/15/17	1,000,000	1,017
PSEG Power, 6.95%, 6/1/12	1,300,000	1,367
Public Service Company of Colorado, 7.875%, 10/1/12	940,000	1,039
Pulte Homes, 5.20%, 2/15/15	1,750,000	1,433
Reckson Operating, 6.00%, 3/31/16	500,000	471
Regency Centers, 5.875%, 6/15/17	1,225,000	1,176
Reynolds American, 7.25%, 6/1/13	1,000,000	1,056
Rogers Wireless, 6.375%, 3/1/14	2,000,000	2,015
Safeway, 7.50%, 9/15/09	100,000	104
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,028
SLM Corporation, 3.95%, 8/15/08 (1)	2,000,000	1,979
Southern California Edison, 6.00%, 1/15/34 (1)	1,000,000	985
Southern California Gas, 5.75%, 11/15/35	680,000	650
Southwest Airlines, 6.50%, 3/1/12	850,000	877
Sovereign Bancorp, 4.80%, 9/1/10	750,000	751
Sprint Capital, 6.875%, 11/15/28	500,000	487
Sprint Capital, 6.90%, 5/1/19	2,375,000	2,392
Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,344
Sunoco, 4.875%, 10/15/14	1,750,000	1,648
Synovus Financial, 4.875%, 2/15/13	390,000	372
Tampa Electric, 6.15%, 5/15/37	1,000,000	982
Target, 5.375%, 6/15/09	500,000	504
Target, 5.875%, 7/15/16	1,000,000	1,004
Telecom Italia Capital, 4.00%, 11/15/08	875,000	862
Telecom Italia Capital, 5.25%, 11/15/13	2,000,000	1,951
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,015
Telefonos de Mexico, 4.75%, 1/27/10	415,000	412
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	485
Thomson, 6.20%, 1/5/12	1,400,000	1,453
Time Warner, 5.875%, 11/15/16	1,000,000	976
Time Warner, 7.48%, 1/15/08	1,600,000	1,608
Time Warner Cable, 5.85%, 5/1/17 (3)	1,175,000	1,144
Time Warner Entertainment, 7.25%, 9/1/08	875,000	889
Time Warner Entertainment, 8.375%, 3/15/23	1,250,000	1,460
Transatlantic Holdings, 5.75%, 12/14/15	1,000,000	981
Transocean, 7.50%, 4/15/31	1,425,000	1,582
Travelers Companies, 6.25%, 6/15/37	750,000	727
Travelers Companies, 6.25%, 3/15/67	1,000,000	963
Union Pacific, 6.50%, 4/15/12	2,000,000	2,069
UnitedHealth Group, 3.75%, 2/10/09	550,000	541
Vale Overseas, 6.25%, 1/23/17	1,490,000	1,507
Valero Energy, 4.75%, 4/1/14 (1)	1,000,000	931
Valero Energy, 6.125%, 6/15/17	500,000	502
Verizon Global Funding, 6.875%, 6/15/12	130,000	139
Verizon Global Funding, 7.75%, 12/1/30	925,000	1,071
Viacom, 6.25%, 4/30/16	2,050,000	2,054
Virginia Electric & Power, 4.75%, 3/1/13	100,000	96
Virginia Electric & Power, 6.00%, 5/15/37	1,100,000	1,066
Vodafone, 5.375%, 1/30/15 (1)	600,000	584
Vodafone, 5.625%, 2/27/17	1,200,000	1,166
Wachovia, 5.50%, 8/1/35	1,000,000	915
Wachovia, 6.25%, 8/4/08	1,000,000	1,012
Wachovia Bank, 4.875%, 2/1/15	2,600,000	2,458
Wal-Mart Stores, 5.25%, 9/1/35	1,250,000	1,096
Waste Management, 7.375%, 5/15/29	1,000,000	1,076
WellPoint, 5.00%, 1/15/11	660,000	653
Wells Fargo Bank, 6.45%, 2/1/11	100,000	104
Westar Energy, 5.10%, 7/15/20	1,000,000	945
Western & Southern Financial Group, 5.75%, 7/15/33 (3)	1,500,000	1,398
Willis North America, 6.20%, 3/28/17	500,000	495
Wyeth, 5.95%, 4/1/37	1,000,000	965
Xerox, 5.50%, 5/15/12	250,000	248
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	1,000,000	1,010
XTO Energy, 4.90%, 2/1/14	1,000,000	951
Total Corporate Bonds (Cost $224,615)		218,574

ASSET-BACKED SECURITIES 1.5%
Bank of America Credit Card Trust
Series 2007-A1, Class A1
5.17%, 6/15/19	3,000,000	2,923
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
6.043%, 6/16/14	4,500,000	4,327
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	345,000	346
Capital One Multi-Asset Executive Trust
Series 2007-C2, Class C2, VR
6.053%, 11/17/14	4,500,000	4,329
Capital One Multi-Asset Executive Trust
Series 2007-C3, Class C3, VR
6.043%, 4/15/13	1,940,000	1,886
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	5,150,000	5,226

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	1,420,000	1,411

Connecticut RRB Special Purpose
Series 2001-1, Class A5
6.21%, 12/30/11	6,750,000	6,936

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
6.053%, 6/15/13	2,750,000	2,687

Honda Auto Receivables Owner Trust
Series 2007-1, Class A3
5.13%, 3/18/11	1,500,000	1,504

JPMorgan Auto Receivables Trust
Series 2007-A, Class A4
5.19%, 2/15/14 (3)	3,875,000	3,896

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	2,228,177	2,240

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	873,103	866

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	5,375,000	5,275

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.10%, 11/15/10	1,300,000	1,302

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	450,000	467

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	1,430,000	1,513
Volkswagen Auto Loan Enhanced Trust
Series 2007-1, Class A3
5.20%, 1/20/10	3,200,000	3,193

Total Asset-Backed Securities (Cost $50,810)		50,327

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.9%

American Tower Trust
Series 2007-1A, Class AFX, CMO
5.42%, 4/15/37 (3)	1,500,000	1,504

American Tower Trust
Series 2007-1A, Class D , CMO
5.957%, 4/15/37 (3)	1,300,000	1,251

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, ARM, CMO
4.879%, 10/25/34	602,041	591

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	4,300,000	4,389

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	2,925,000	2,896

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	3,576,424	3,573

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	1,825,000	1,815

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	4,300,000	4,320

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	3,150,000	3,109

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	5,000,000	5,110
Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	5,000,000	4,984

CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	4,600,000	4,380

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	2,738,023	2,818

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	4,200,000	4,372

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	33,006	33

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	4,500,000	4,434

GS Mortgage Securites Corp. II
Series 2006-GG6, Class A4, CMO, VR
5.553%, 4/10/38	5,000,000	5,018

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	2,263,851	2,331

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	4,350,000	4,321

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	4,400,000	4,390

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	5,281,579	5,286

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	4,425,000	4,319

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	4,700,000	4,832
Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO
5.804%, 6/11/42	2,800,000	2,830
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	2,800,000	2,858
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	4,300,000	4,299
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, ARM, CMO
6.025%, 9/25/36	3,638,442	3,664
Total Non-U.S. Government Mortgage-Backed Securities (Cost $94,485)		93,727

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 12.2%
U.S. Government Agency Obligations 11.8% (4)
Federal Home Loan Mortgage
5.00%, 1/1/37 - 8/1/37	10,498,956	10,018
5.50%, 3/1/18 - 11/1/21	10,875,056	10,879
6.00%, 9/1/17 - 12/1/33	782,890	790
6.50%, 11/1/09 - 8/1/32	237,216	243
7.00%, 6/1/32	230,795	239
Federal Home Loan Mortgage, ARM
4.644%, 7/1/35	1,101,515	1,093
4.704%, 2/1/35	1,739,013	1,737
5.131%, 1/1/36	5,540,123	5,556
5.346%, 2/1/37	6,293,276	6,299
5.401%, 2/1/37	1,675,591	1,680
5.462%, 2/1/37	5,239,297	5,268
5.983%, 12/1/36	3,593,102	3,615
6.006%, 11/1/36	1,817,356	1,827
6.04%, 10/1/36	1,797,505	1,827
6.126%, 10/1/36	1,899,238	1,917
6.223%, 8/1/36	2,145,013	2,174
Federal Home Loan Mortgage, CMO
5.50%, 7/15/28	6,496,072	6,545
6.00%, 12/15/08	22,725	23
Federal National Mortgage Assn.
4.00%, 5/1/19	248,254	236
4.50%, 5/1/18 - 6/1/37	34,226,575	32,636
5.00%, 4/1/18 - 3/1/36	84,329,140	81,438
5.50%, 1/1/17 - 4/1/37	107,772,808	106,055
6.00%, 3/1/21 - 12/1/35	56,010,672	56,409
6.50%, 5/1/14 - 1/1/37	29,173,983	29,717
7.00%, 9/1/25 - 4/1/32	292,640	304
7.50%, 9/1/26	3,448	4
8.00%, 8/1/24 - 7/1/26	25,276	27
Federal National Mortgage Assn., ARM
4.584%, 7/1/35	1,340,665	1,331
5.039%, 1/1/37	1,107,636	1,106
5.542%, 7/1/36	3,441,186	3,491
5.984%, 9/1/36	1,076,784	1,093
Federal National Mortgage Assn., CMO, 6.00%, 10/25/08	517,497	518
Federal National Mortgage Assn., TBA, 4.50%, 1/1/35	3,150,000	2,927
U.S. Department of Veteran Affairs, CMO, VR, 9.597%, 3/15/25	89,577	96
		379,118
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
5.00%, 9/20/33	1,632,025	1,577
5.50%, 2/20/34 - 8/15/35	2,472,687	2,433
6.00%, 11/15/08 - 8/20/34	2,151,047	2,162
6.50%, 9/15/08 - 4/15/29	707,511	730
7.00%, 12/15/23 - 3/15/31	639,761	666
7.50%, 1/15/23 - 1/15/27	348,889	368
8.00%, 11/15/17 - 11/15/25	287,248	302
8.50%, 6/15/08 - 6/20/26	192,271	203
9.00%, 2/15/20 - 6/20/20	79,599	85
9.50%, 8/15/09 - 8/20/22	43,850	47
10.00%, 11/15/09 - 1/20/20	1,902	2
11.00%, 3/15/10 - 1/15/16	57,755	62
11.50%, 3/15/10 - 3/15/16	98,241	107
Government National Mortgage Assn., ARM, 5.75%, 8/20/23	7,496	8
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	5,000,000	4,992
		13,744

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $394,943)		392,862
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 6.5%
U.S. Government Agency Obligations 2.5% (4)
Federal Farm Credit Bank, 5.75%, 1/18/11	1,930,000	2,005
Federal Home Loan Bank, 2.625%, 7/15/08	5,500,000	5,414
Federal Home Loan Bank, 5.60%, 6/28/11	6,375,000	6,604
Federal Home Loan Bank, 5.80%, 9/2/08 (1)	5,000,000	5,057
Federal Home Loan Mortgage, 3.625%, 9/15/08 (1)	5,000,000	4,959
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	13,000,000	12,901
Federal Home Loan Mortgage, 4.625%, 2/21/08	150,000	150
Federal Home Loan Mortgage, 6.625%, 9/15/09 (1)	11,250,000	11,713
Federal National Mortgage Assn., 3.25%, 11/15/07 (1)	175,000	175
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	5,000,000	4,942
Federal National Mortgage Assn., 4.875%, 5/18/12 (1)	8,000,000	8,083
Federal National Mortgage Assn., 6.25%, 5/15/29 (1)	2,500,000	2,821
Federal National Mortgage Assn., 6.375%, 6/15/09 (1)	6,600,000	6,814
Federal National Mortgage Assn., 6.625%, 9/15/09 (1)	7,500,000	7,810
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,162
		81,610
U.S. Treasury Obligations 4.0%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	2,050,000	1,944
U.S. Treasury Bonds, 5.25%, 2/15/29	475,000	498
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	625,000	670
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	1,700,000	1,926
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	625,000	744
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	21,200,000	25,410
U.S. Treasury Bonds, 8.125%, 8/15/19 (1)	7,900,000	10,286
U.S. Treasury Bonds, 8.75%, 5/15/20 (1)	2,500,000	3,429
U.S. Treasury Notes, 3.00%, 2/15/09 (1)	1,000,000	986
U.S. Treasury Notes, 3.375%, 10/15/09 (1)	4,700,000	4,644
U.S. Treasury Notes, 4.00%, 6/15/09 (5)	15,040,000	15,042
U.S. Treasury Notes, 4.00%, 3/15/10 (1)	2,225,000	2,225
U.S. Treasury Notes, 4.00%, 4/15/10 (1)	550,000	550
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	2,960,000	2,951
U.S. Treasury Notes, 4.25%, 8/15/14 (1)	19,550,000	19,400
U.S. Treasury Notes, 4.25%, 8/15/15 (1)	2,550,000	2,513
U.S. Treasury Notes, 4.375%, 12/15/10 (1)	1,425,000	1,439
U.S. Treasury Notes, 4.375%, 8/15/12 (1)	4,000,000	4,034
U.S. Treasury Notes, 4.50%, 3/31/12 (1)	4,900,000	4,957
U.S. Treasury Notes, 4.625%, 10/31/11 (1)	7,800,000	7,933
U.S. Treasury Notes, 4.625%, 2/15/17 (1)	8,375,000	8,413
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	9,400,000	9,709
		129,703

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $207,908)		211,313
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.4%

Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,085
Canada Mortgage & Housing, 2.95%, 6/2/08 (1)	1,500,000	1,487
Canada Mortgage & Housing, 4.80%, 10/1/10 (1)	1,500,000	1,507
Eksportfinans, 4.75%, 12/15/08 (1)	1,500,000	1,505
European Investment Bank, 3.375%, 3/16/09	2,600,000	2,560
European Investment Bank, 3.375%, 6/12/13 (1)	1,000,000	935
European Investment Bank, 4.125%, 9/15/10	750,000	739
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	495
Government of Malaysia, 7.50%, 7/15/11	420,000	446
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,144
Hydro-Quebec, 8.40%, 1/15/22	200,000	259
Inter-American Development Bank, 6.375%, 10/22/07 (1)	1,100,000	1,101
International Bank for Reconstruction & Development, 7.625%, 1/19/23	1,800,000	2,238
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	1,500,000	1,474
Kreditanstalt Fur Wiederaufbau, 4.25%, 6/15/10	2,000,000	1,978
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	1,000,000	988
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	2,000,000	1,994
Pemex Project Funding Master Trust, 7.375%, 12/15/14	2,500,000	2,754
Pemex Project Funding Master Trust, 9.125%, 10/13/10	100,000	110
Province of Manitoba, 7.50%, 2/22/10	5,600,000	5,940
Province of New Brunswick, 5.20%, 2/21/17	1,250,000	1,268
Province of Nova Scotia, 5.125%, 1/26/17	800,000	801
Province of Ontario, 5.50%, 10/1/08 (1)	2,850,000	2,879
Republic of Chile, 5.50%, 1/15/13 (1)	115,000	117
Republic of Italy, 3.25%, 5/15/09	1,000,000	979
Republic of Italy, 3.75%, 12/14/07	3,000,000	2,990
Republic of Italy, 4.50%, 1/21/15	330,000	318
Republic of Italy, 5.375%, 6/15/33	330,000	323
Republic of Korea, 8.875%, 4/15/08 (1)	424,000	432
Republic of South Africa, 6.50%, 6/2/14	250,000	263
Swedish Export Credit, 4.875%, 9/29/11	1,065,000	1,074
United Mexican States, 7.50%, 1/14/12 (1)	2,000,000	2,185
Total Foreign Government Obligations & Municipalities (Cost $43,578)		44,368
BOND MUTUAL FUNDS 3.2%
T. Rowe Price Institutional High Yield Fund, 7.81% (6)(7)	10,280,507	103,628
Total Bond Mutual Funds (Cost $106,061)		103,628
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 5.46% (7)(8)	34,960,698	34,961
Total Short-Term Investments (Cost $34,961)		34,961
SECURITIES LENDING COLLATERAL 9.7%
Money Market Pooled Account 2.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.205% (8)	68,134,358	68,134
		68,134
Money Market Trust 7.6%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (8)	245,608,048	245,608
		245,608
Total Securities Lending Collateral (Cost $313,742)		313,742
Total Investments in Securities
110.2% of Net Assets (Cost $2,659,627)		$3,560,331

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $328,930. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$21,650 and represents 0.7% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
(6)	SEC 30-day yield
(7)	Affiliated companies
(8)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $2,927 (0.1% of net assets)
at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%

Citibank, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.44%, Receive upon credit
default, 12/20/12	(1,000,000)	—

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40%, 9/15/08), Pay 0.21%, Receive upon credit
default, 6/20/17	(380,000)	3

Citigroup, Protection Bought (Relevant Credit: Bristol-Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(380,000)	4

Citigroup, Protection Bought (Relevant Credit: Merck, 5.95%
12/1/28), Pay 0.17%, Receive upon credit default, 6/20/17	(380,000)	2

Citigroup, Protection Bought (Relevant Credit: Pfizer, 4.65%
3/1/18), Pay 0.11%, Receive upon credit default, 6/20/17	(380,000)	2

Citigroup, Protection Bought (Relevant Credit: Schering-Plough
5.30%, 12/1/13), Pay 0.38%, Receive upon credit
default, 6/20/17	(380,000)	4

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(1,000,000)	4

Goldman Sachs, Protection Sold (Relevant Credit: General
Electric Capital, 6.00%, 6/15/12), Receive 0.185%, Pay upon
credit default, 6/20/17	2,150,000	(31)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	500,000	1

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(500,000)	(3)

JPMorgan Chase, Protection Bought (Relevant Credit: CBS
4.625%, 5/15/18), Pay 0.50%, Receive upon credit
default, 12/20/12	(500,000)	1

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	500,000	5
Lehman Brothers, Protection Bought (Relevant Credit: Arrow
Electronics 6.875%, 6/1/18), Pay 0.385%, Receive upon credit
default, 12/20/12	(1,000,000)	(2)

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan, 5.375%, 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(1,000,000)	(15)

Morgan Stanley, Protection Sold (Relevant Credit: Avnet
Electronic, 6.00%, 9/01/15), Receive 0.45%, Pay upon credit
default, 12/20/12	1,000,000	1

Total Swaps (Premium Paid/Received $—)		(24)

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 82 U.S. Treasury ten year contracts,
$80 par of 4.00% U.S. Treasury Notes
pledged as initial margin	12/07	$8,961	$4
Net payments (receipts) of variation
margin to date			(12)
Variation margin receivable (payable)
on open futures contracts			$(8)

(7) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06

T. Rowe Price Institutional High
Yield Fund, 7.81%	$7,921	$10,106	$5,767	$103,628	$97,070

T. Rowe Price Reserve Investment
Fund, 5.46%	¤	¤	2,658	34,961	71,840
Totals			$8,425	$138,589	$168,910

‡	Includes dividend income of $8,425 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Balanced Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $328,930,000; aggregate collateral consisted of $313,742,000 in money market pooled accounts and U.S. government securities valued at $25,487,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $2,659,627,000. Net unrealized gain aggregated $900,713,000 at period-end, of which $948,602,000 related to appreciated investments and $47,889,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund (reflected on the Affiliated Companies table). The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Balanced Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund.

For the period ended September 30, 2007, total realized loss on all affiliated companies was $106,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007